CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Statement of Comprehensive Income [Abstract]
Revenues (including related parties amounts of RMB41,878, RMB28,106 and RMB5,913 for the years ended December 31,2019, 2020 and 2021, respectively)	¥ 752,688	$ 118,113	¥ 723,453	¥ 592,798
Cost of revenues (including related parties amounts of RMB7,111, RMB1,414 and nil for the years ended December 31, 2019, 2020 and 2021, respectively)	(480,755)	(75,441)	(478,118)	(378,030)
Gross profit	271,933	42,672	245,335	214,768
Operating expenses:
Selling and marketing expenses	(300,043)	(47,083)	(200,410)	(176,009)
General and administrative expenses	(385,498)	(60,493)	(241,356)	(102,052)
Impairment loss of goodwill	(149,092)	(23,396)	0	0
Impairment loss of intangible assets	(136)	(21)
Other operating expenses	(51,354)	(8,059)
Research and development expenses (including a related party amounts of nil, RMB5,667 and 1,974 for the years ended December 31, 2019, 2020 and 2021, respectively)	(297,360)	(46,662)	(174,192)	(167,484)
Total operating expenses	(1,183,483)	(185,714)	(615,958)	(445,545)
Operating loss	(911,550)	(143,042)	(370,623)	(230,777)
Interest expenses	(366)	(57)	(3,477)	(2,077)
Interest income	11,344	1,780	978	992
Investment income			12	114
Share of losses of equity method investments	(596)	(94)
Change in fair value of other investments	47,247	7,414	11,614	900
Impairment loss of other investments	(6,603)	(1,036)
Change in fair value of warrant liabilities	(29,011)	(4,552)	(61,454)	499
Gain(loss) from disposal of subsidiaries, net	2,899	455	(7,275)	21
Foreign currency exchange gains (losses), net	(6,696)	(1,051)	6,115	(2,582)
Loss before income taxes	(893,332)	(140,183)	(424,110)	(232,910)
Income tax expense	(11,120)	(1,745)	(1,127)	(549)
Net loss	(904,452)	(141,928)	(425,237)	(233,459)
Net loss attributable to non-controlling interests	(593)	(93)	(5)	(16,320)
Net loss attributable to Cloopen Group Holding Limited	(903,859)	(141,835)	(425,232)	(217,139)
Accretion and modifications of Redeemable Convertible Preferred Shares	(4,878,652)	(765,567)	(1,139,108)	(23,341)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders			(14,729)
Net loss attributable to ordinary shareholders	(5,782,511)	(907,402)	(1,579,069)	(240,480)
Net loss	(904,452)	(141,928)	(425,237)	(233,459)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income taxes	(308,001)	(48,332)	153,151	(16,905)
Unrealized loss on available-for-sale investment, net of nil income tax				121
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax				(114)
Total other comprehensive income (loss)	(308,001)	(48,332)	153,151	(16,898)
Comprehensive loss	(6,091,105)	(955,827)	(1,425,923)	(273,698)
Comprehensive loss attributable to non-controlling interests	(593)	(93)	(81)	(16,331)
Comprehensive loss attributable to Cloopen Group Holding Limited	¥ (6,090,512)	$ (955,734)	¥ (1,425,842)	¥ (257,367)
Net loss per ordinary share
- Basic | (per share)	¥ (19.62)	$ (3.08)	¥ (18.55)	¥ (2.68)
- Diluted | (per share)	¥ (19.62)	$ (3.08)	¥ (18.55)	¥ (2.68)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
- Basic | shares	294,793,258	294,793,258	85,103,964	89,567,463
- Diluted | shares	294,793,258	294,793,258	85,103,964	89,567,463